Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2015
Registrant Name	Calvert Management Series
Central Index Key	0000319676
Amendment Flag	false
Document Creation Date	Jan. 03, 2017
Document Effective Date	Jan. 03, 2017
Prospectus Date	May 01, 2016
Calvert Tax-Free Responsible Impact Bond Fund | Class A
Risk/Return:
Trading Symbol	CTTLX
Calvert Tax-Free Responsible Impact Bond Fund | Class C
Risk/Return:
Trading Symbol	CTTCX
Calvert Tax-Free Responsible Impact Bond Fund | Class Y
Risk/Return:
Trading Symbol	CTTYX
Calvert Tax-Free Responsible Impact Bond Fund | Class I
Risk/Return:
Trading Symbol	CTTIX
CALVERT UNCONSTRAINED BOND FUND | CLASS A
Risk/Return:
Trading Symbol	CUBAX
CALVERT UNCONSTRAINED BOND FUND | CLASS C
Risk/Return:
Trading Symbol	CUBCX
CALVERT UNCONSTRAINED BOND FUND | CLASS Y
Risk/Return:
Trading Symbol	CUBYX
CALVERT UNCONSTRAINED BOND FUND | CLASS I
Risk/Return:
Trading Symbol	CUBIX